NET (LOSS) / INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Numerator:
Net (loss) / income attributable to TAL Education Group's shareholders Basic	$ 84,591	$ (3,573)	$ (135,612)
Net (loss) / income attributable to TAL Education Group's shareholders diluted	$ 84,591	$ (3,573)
Denominator:
Weighted average shares outstanding - basic	201,963,823	203,304,744	212,575,277
Effect of dilutive securities:
Dilutive effect of non-vested shares and options	3,258,930
Weighted average shares outstanding - diluted	205,222,753	203,304,744	212,575,277
Net loss per common share attributable to TAL Education Group's shareholders-basic	$ 0.42	$ (0.02)	$ (0.64)
Net loss per common share attributable to TAL Education Group's shareholders-diluted	$ 0.41	$ (0.02)	$ (0.64)